Marketable Securities and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of marketable securities by security type
Marketable securities by security type consisted of the following (in thousands):

	SEPTEMBER 30, 2020
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$8,006	$15	$—	$8,021

	$8,006	$15	$—	$8,021

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$44,028	$24	$—	$44,052
U.S. Treasury bills	14,969	6	—	14,975

	$58,997	$30	$—	$59,027

Marketable securities by security type consisted of the following (in thousands):

	DECEMBER 31, 2018
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$13,986	$—	$(1)	$13,985
U.S. Treasury bills	33,361	—	(3)	33,358

	$47,347	$—	$(4)	$47,343

	DECEMBER 31, 2019
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. government agency bonds	$44,028	$24	$—	$44,052
U.S. Treasury bills	14,969	6	—	14,975

	$58,997	$30	$—	$59,027

Summary of fair value hierarchy for assets and liabilities
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2020 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$106,997	$—	$—	$106,997
Marketable securities:
U.S. government agency bonds	—	8,021	—	8,021

	$106,997	$8,021	$—	$115,018

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2019 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$37,071	$—	$—	$37,071
Marketable securities:
U.S. government agency bonds	—	44,052	—	44,052
U.S. Treasury bills	—	14,975	—	14,975

	$37,071	$59,027	$—	$96,098

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$56,771	$—	$—	$56,771
U.S. Treasury bills	—	2,799	—	2,799
Marketable securities:
U.S. government agency bonds	—	13,985	—	13,985
U.S. Treasury bills	—	33,358	—	33,358

	$56,771	$50,142	$—	$106,913

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2019 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents:
Money market funds	$37,071	$—	$—	$37,071
Marketable securities:
U.S. government agency bonds	—	44,052	—	44,052
U.S. Treasury bills	—	14,975	—	14,975

	$37,071	$59,027	$—	$96,098